Average Annual Total Returns{- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Combo PRO-15 - Fidelity® Emerging Markets Index Fund	Fidelity Emerging Markets Index Fund Return Before Taxes Past 1 year	Fidelity Emerging Markets Index Fund Return Before Taxes Past 5 years	Fidelity Emerging Markets Index Fund Return Before Taxes Since Inception		Fidelity Emerging Markets Index Fund After Taxes on Distributions Past 1 year	Fidelity Emerging Markets Index Fund After Taxes on Distributions Past 5 years	Fidelity Emerging Markets Index Fund After Taxes on Distributions Since Inception		Fidelity Emerging Markets Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Emerging Markets Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Emerging Markets Index Fund After Taxes on Distributions and Sales Since Inception		MC041 Past 1 year	MC041 Past 5 years	MC041 Since Inception		IXZ94 Past 1 year	IXZ94 Past 5 years	IXZ94 Since Inception
Total	18.26%	5.41%	3.31%	[1]	17.45%	4.87%	2.83%	[1]	11.23%	4.15%	2.54%	[1]	18.47%	5.65%	3.67%	[1]	18.47%	5.67%	3.92%	[1]

[1]	(a)From September 8, 2011